SUBSEQUENT EVENTS (Details)			1 Months Ended		3 Months Ended											9 Months Ended	12 Months Ended
	Jan. 20, 2015 USD ($) barrel MMcf / d	Apr. 12, 2013	Feb. 28, 2014 shares	Jan. 31, 2013 USD ($)	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Sep. 30, 2014 $ / shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2012 USD ($)
Subsequent events
Minimum quarterly distribution (in dollars per unit)						$ 0.40
Production Capacity | MMcf / d	135
Production, Barrels of Oil Equivalents | barrel	4,800
Proceeds from issuance under public offering | $																		$ 187,764,000
Insurance claims deductible amount | $	$ 500,000			$ 300,000
Vesting period	1 year
Class B Convertible Units [Member]
Subsequent events
Minimum quarterly distribution (in dollars per unit)						0.3257		$ 0.3257								$ 0.44
Common units [Member]
Subsequent events
Units authorized for public offering | shares			9,200,000
General Partner [Member]
Subsequent events
Ownership interest held by limited partners (as a percent)		2.00%	2.00%
Units authorized for public offering | shares																	187,755
Cash Distribution [Member]
Subsequent events
Minimum quarterly distribution (in dollars per unit)						$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.40	$ 0.4	$ 0.4	$ 0.24		$ 0.40
In Kind Distribution [Member]
Subsequent events
Incentive Distribution, Distribution Per Unit																	$ 0.40
Subsequent Event [Member] | Class B Convertible Units [Member]
Subsequent events
Minimum quarterly distribution (in dollars per unit)					$ 0.3257
Processing Unit One [Member]
Subsequent events
Production Capacity | MMcf / d	80
Processing Unit Two [Member]
Subsequent events
Production Capacity | MMcf / d	55